LEASES	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
LEASES
LEASES

NOTE 10 — LEASES

A summary of YS Group’s operating leases as of March 31, 2022 and September 30, 2022 is as follows:

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Operating lease ROU assets	14,850,283	13,067,129	$1,840,493
Operating lease liabilities – current	4,322,252	3,524,558	496,431
Operating lease liabilities – non-current	10,605,260	10,403,843	$1,465,371
Weighted average remaining lease term	3.4	3.0	3.0
Weighted average discount rate	4.8%	4.8%	4.8%

A summary of lease cost recognized in YS Group’s CFS and supplemental cash flow information related to operating leases is as follows:

	Six Months Ended September 30,
	2021	2022	2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Operating lease cost	2,237,633	2,508,388	$373,050
Cash paid for operating leases	2,276,956	786,888	$110,832

Ys Group entered into an agreement of rent reduction from June 2022 to December 2022 for total amount RMB2,068,108. And YS Group recognized the rent reduction as a deduction of operating lease cost for  RMB988,303 in the six months ended September 30, 2022.

A summary of maturity of operating lease liabilities under the YS Group’s non-cancelable operating leases as of September 30, 2022 is as follows:

12 months Ending September 30,	As of September 30, 2022
	(RMB)	($)
2023	5,748,070	$809,610
2024	5,029,426	708,390
2025	3,921,138	552,289
2026	158,029	22,257
Total lease payments	14,856,663	2,092,546
Less: Interest	(928,262)	(130,744)
Present value of operating lease liabilities	13,928,401	$1,961,802
Operating lease liabilities – current	3,524,558	496,431
Operating lease liabilities – non-current	10,403,843	$1,465,371

NOTE 10 — LEASES

A summary of YS Group’s operating leases as of March 31, 2022 and 2021 is as follows:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Operating lease ROU assets	17,245,924	14,850,283	$2,339,290
Operating lease liabilities – current	3,785,642	4,322,252	680,863
Operating lease liabilities – non-current	13,550,359	10,605,260	$1,670,593
Weighted average remaining lease term	4.4	3.4	3.4
Weighted average discount rate	5.0%	4.8%	4.8%

A summary of lease cost recognized in YS Group’s CFS and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Operating lease cost	2,643,917	4,594,967	$723,822
Cash paid for operating leases	2,601,625	4,587,894	$722,708

A summary of maturity of operating lease liabilities under the YS Group’s non-cancelable operating leases as of March 31, 2022 is as follows:

Fiscal Year Ending March 31,	As of March 31, 2022
	(RMB)	(US$)
2023	4,947,481	$779,352
2024	4,837,260	761,989
2025	4,922,251	775,377
2026	1,479,661	233,084
2027 and thereafter	—	—
Total lease payments	16,186,653	2,549,802
Less: Interest	(1,259,141)	(198,346)
Present value of operating lease liabilities	14,927,512	$2,351,456